Cash and cash equivalents and Investments and Additional information on the consolidated statements of cash flows - Cash flows from purchases, sales and maturities of securities (Details) - ARS ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents and Investments. Additional information on the consolidated statements of cash flows
Government bonds acquisition	$ (3,002)	$ (971)	$ (1,049)
Sales of Government bonds	1,986	1,051
Government bonds collection	276	165	45
Other short-term investments and time deposits	(2,063)	(265)
Sales of Other short-term investments	176
Argentine companies notes collection			28
Total	$ (2,627)	$ (20)	$ (976)